ScheduleOfFairValueMeasurement Input Level 3 bis (Details) (Fair Value, Inputs, Level 3 [Member], EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Convertible Debt [Member]
Fair Value		€ 0	€ 7,085
Impact of Placement, Reimbursement Of Convertible Debentures		0
Impact of Placement, New Granted Warrants		0
Fair-value Adjustments		282
Fair-value, Amortization Costs		0
USD EUR Exchange Impact		(34)
Exchange Agreement, Cash		(385)
Exchange Agreement, Exchange		(6,948)
Exchange Agreement, Debt Issuance Costs		0
Non Convertible Debentures [Member]
Fair Value	0	4,416
Impact of Placement, Reimbursement Of Convertible Debentures	(6,015)	(1,526)
Impact of Placement, New Granted Warrants	0	0
Fair-value Adjustments	0	0
Fair-value, Amortization Costs	1,637	1,292
USD EUR Exchange Impact	(38)	(62)
Exchange Agreement, Cash		0
Exchange Agreement, Exchange		4,883
Exchange Agreement, Debt Issuance Costs		(171)
Outstanding Nominal Amount [Member]
Fair Value	0	8,000	10,500
Impact of Placement, Reimbursement Of Convertible Debentures	(8,000)	(2,000)
Impact of Placement, New Granted Warrants	0	0
Fair-value Adjustments	0	0
Fair-value, Amortization Costs	0	0
USD EUR Exchange Impact	0	0
Exchange Agreement, Cash		(500)
Exchange Agreement, Exchange		0
Exchange Agreement, Debt Issuance Costs		0
TotalDebentures [Member]
Fair Value	0	4,416	7,085
Impact of Placement, Reimbursement Of Convertible Debentures	(6,015)	(1,526)
Impact of Placement, New Granted Warrants	0	0
Fair-value Adjustments	0	282
Fair-value, Amortization Costs	1,637	1,292
USD EUR Exchange Impact	(38)	(96)
Exchange Agreement, Cash		(385)
Exchange Agreement, Exchange		(2,065)
Exchange Agreement, Debt Issuance Costs		(171)
InvestorWarrants2007 [Member]
Fair Value		0	195
Impact of Placement, Reimbursement Of Convertible Debentures		0
Impact of Placement, New Granted Warrants		0
Fair-value Adjustments		178
Fair-value, Amortization Costs		0
USD EUR Exchange Impact		0
Exchange Agreement, Cash		0
Exchange Agreement, Exchange		(373)
Exchange Agreement, Debt Issuance Costs		0
InvestorWarrants2012 [Member]
Fair Value	1,522	1,571	0
Impact of Placement, Reimbursement Of Convertible Debentures	0	0
Impact of Placement, New Granted Warrants		1,629
Fair-value Adjustments	18	(75)
Fair-value, Amortization Costs	0	0
USD EUR Exchange Impact	(67)	17
Exchange Agreement, Cash		0
Exchange Agreement, Exchange		0
Exchange Agreement, Debt Issuance Costs		0
Placement Agent Warrants [Member]
Fair Value		183	0
Impact of Placement, Reimbursement Of Convertible Debentures		0
Impact of Placement, New Granted Warrants		192
Fair-value Adjustments		(11)
Fair-value, Amortization Costs		0
USD EUR Exchange Impact		2
Exchange Agreement, Cash		0
Exchange Agreement, Exchange		0
Exchange Agreement, Debt Issuance Costs		0
Total Financial Instruments [Member]
Fair Value	3,439	1,754	195
Impact of Placement, Reimbursement Of Convertible Debentures	0	0
Impact of Placement, New Granted Warrants	2,950	1,821
Fair-value Adjustments	(1,007)	92
Fair-value, Amortization Costs	0	0
USD EUR Exchange Impact	(256)	19
Exchange Agreement, Cash		0
Exchange Agreement, Exchange		(373)
Exchange Agreement, Debt Issuance Costs		0
Total Of Long Term Debt Types [Member]
Fair Value	3,439	6,170	7,280
Impact of Placement, Reimbursement Of Convertible Debentures	(6,015)	(1,526)
Impact of Placement, New Granted Warrants	2,950	1,821
Fair-value Adjustments	(1,007)	374
Fair-value, Amortization Costs	1,637	1,292
USD EUR Exchange Impact	(294)	(78)
Exchange Agreement, Cash		(385)
Exchange Agreement, Exchange		(2,437)
Exchange Agreement, Debt Issuance Costs		€ (171)